Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stock-Based Compensation

Note 8 – Stock-Based Compensation

Incentive Plans

Under the Company’s 2012 Blue Buffalo Pet Products, Inc. Stock Purchase and Option Plan (the “Plan”), the Board of Directors is authorized to award stock options (ISOs and non-qualified), stock appreciation rights (SARs), restricted stock, performance units, performance-based stock awards, dividend equivalent rights and other stock-based grants. Participation in the Plan is limited to key employees, officers and directors.

On March 4, 2013, the Plan was amended to increase the maximum number of shares of stock available under the Plan by 210,000 shares to 14,242,061 shares (the “Amended Plan”). As of March 31, 2016, there were 5,230,642 shares of common stock reserved under the Amended Plan. As of March 31, 2016, the maximum number of shares available for grant under the Amended Plan was 42,446.

In July 2015, the Board of Directors adopted and our shareholders approved the Company’s 2015 Omnibus Incentive Plan (“2015 Plan”). The 2015 Plan provides that the total number of shares of common stock that may be issued under our 2015 Plan is 8,400,000. The 2015 Plan provides for the grant of stock options (ISOs and non-qualified), SARs, restricted stock awards, restricted stock units, performance units, performance-based stock awards, dividend equivalent rights and other stock-based incentive awards. As of March 31, 2016, the maximum number of shares available for grant under the 2015 Plan was 8,346,375.

Stock Options

The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options on the date of grant. The fair value of stock options, which are subject to pro-rata vesting, is expensed on a straight-line basis over the vesting period of the stock options.

Prior to the Company’s initial public offering, the Company used a third party valuation specialist to assist it in the estimation of the fair value of its common stock. The Company believed these valuations to be appropriate; however, the valuation of the equity of any private company involves various estimates and assumptions that may differ from actual values. Effective with our initial public offering, the Company bases its common stock value on quoted market prices. The expected volatility assumption is based on the combination of the industry index for pet food wholesalers and the volatility of the Company’s largest customer. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury implied yield at the date of grant. The weighted-average expected term is determined with reference to historical exercise and post-vesting cancellation experience, and the vesting period and contractual term of the awards.

The following table summarizes stock option activity during the year and also presents stock options outstanding and exercisable as of March 31, 2016 (dollars in millions, except for per share data):

	Number of Shares	Weighted Average Exercise Price Per Share
Options outstanding at December 31, 2015	4,366,297	$6.24
Granted	—	$—
Exercised	(4,700)	$12.94
Forfeited	(26,670)	$14.74
Expired	(2,357)	$7.06

Options outstanding at March 31, 2016	4,332,570	$6.18

Options exercisable at March 31, 2016	2,312,636	$5.75

During the three months ended March 31, 2016, the Company had no ISO or non-qualified stock option grants.

Stock-based Compensation Expense

Stock-based compensation costs charged to operations (as a component of selling, general, and administrative expenses) during each of the three months ended March 31, 2016 and 2015 was each approximately $0.4 million. During the three months ended March 31, 2016 and 2015, benefits of tax deductions in excess of the grant date fair value were not material.

Unrecognized stock-based compensation related to outstanding unvested stock options is expected to be recognized in the Company’s statements of income as follows (by fiscal year):

(dollars in thousands)
2016 (period from April 1, to December 31, 2016)	$1,458
2017	1,865
2018	331
2019	135
2020	60

Total	$3,849

Note 11 – Stock-Based Compensation

Under the Company’s 2012 Blue Buffalo Pet Products, Inc. Stock Purchase and Option Plan (the “Plan”), the Board of Directors is authorized to award incentive stock options (ISOs) and non-qualified, stock appreciation rights (SARs), restricted stock, performance units, performance-based stock awards, dividend equivalent rights, and other stock-based grants. Participation in the Plan is limited to key employees, officers, and directors.

On March 4, 2013, the Plan was amended to increase the maximum number of shares of stock available under the Plan by 210,000 shares to 14,242,061 shares (the “Amended Plan”). As of December 31, 2015, there were 5,230,642 shares of common stock reserved under the Amended Plan. As of December 31, 2015, the maximum number of shares available for grant under the Amended Plan was 13,419.

In July 2015, the Board of Directors adopted and our shareholders approved the Blue Buffalo Pet Products, Inc. 2015 Omnibus Incentive Plan (“2015 Plan”). The 2015 Plan provides that the total number of shares of common stock that may be issued under our 2015 Plan is 8,400,000. The 2015 Plan provides for the grant of stock options (ISOs and non-qualified), SARs, restricted stock awards, restricted stock units, performance units, performance-based stock awards, dividend equivalent rights and other stock-based incentive awards. As of December 31, 2015, the Company has granted 46,750 restricted stock awards and 6,875 stock options under the 2015 Plan. As of December 31, 2015, the maximum number of shares available for grant under the 2015 Plan was 8,346,375.

Stock Options

The Company uses the Black-Scholes option-pricing model to determine the fair value of stock options on the date of grant. The fair value of stock options, which are subject to pro-rata vesting, is expensed on a straight-line basis over the vesting period of the stock options.

Prior to the IPO, the Company used a third party valuation specialist to assist it in the estimation of the fair value of its common stock. The Company believed these valuations to be appropriate; however, the valuation of the equity of any private company involves various estimates and assumptions that may differ from actual values. Effective with the IPO, the Company bases its common stock value on actual transactions or other transactions that are representative of stock value. The expected volatility assumption is based on the combination of our historical stock price, the industry index for pet food wholesalers and the volatility of the Company’s largest customer. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury implied yield at the date of grant. The weighted-average expected term is determined with reference to historical exercise and post-vesting cancellation experience, and the vesting period and contractual term of the awards.

The following are the weighted-average assumptions used for grants issued:

	For the years ended
	December 31, 2015	December 31, 2014	December 31, 2013
Volatility	23.85%	32.84%	30.88%
Risk-free interest rate	1.88%	2.16%	1.52%
Expected term (years)	6.5	6.5	6.5
Dividend yield	—	—	—
Grant-date fair value	$5.74	$5.15	$2.14

The following table summarizes stock option activity during the year and also presents stock options outstanding and exercisable as of December 31, 2015 (dollars in millions, except for per share data):

	Number of Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	4,671,639	$5.88
Granted	110,825	$20.00
Exercised	(396,010)	$5.68
Forfeited	(14,700)	$13.47
Expired	(5,457)	$6.12

Outstanding, December 31, 2015	4,366,297	$6.24	7.09	$54.7

Exercisable, December 31, 2015	2,225,613	$5.72	6.99	$29.0

During 2015, the Company granted 110,825 ISO and nonqualified stock options, of which 6,875 stock options were granted under the 2015 Plan and 103,950 stock options were granted under the Amended Plan. The intrinsic value of options exercised during 2015, 2014, and 2013, was $5.5 million, $0.3 million, and $3.4 million, respectively. During 2015, the Company recorded benefits of tax deductions in excess of the grant date fair value of $1.5 million. There were no non-qualified options exercised in 2014 and 2013.

Restricted Stock Awards

The following table summarizes restricted stock activity for the year ended December 31, 2015:

	Number of Shares	Weighted Average Grant Date Fair Value
Restricted stock awards at December 31, 2014	—	$—
Granted	46,750	20.00
Vested	(46,750)	20.00
Forfeited	—	—

Restricted stock awards at December 31, 2015	—	—

During 2015 and concurrent with the IPO, certain members of the Company’s Board of Directors received a one-time fully-vested grant of 46,750 restricted stock awards with a three-year holding restriction. The total fair value of these restricted stock awards on the date of grant was $0.9 million, of which the full amount was recognized as a component of stock-based compensation expense during 2015.

Stock-based Compensation Expense

Unrecognized stock-based compensation expense related to outstanding unvested stock options is expected to be recognized in the Company’s statements of income as follows (by fiscal year):

(dollars in thousands)
2016	$1,857
2017	1,709
2018	309
2019	121
2020	51

Total	$4,047